Note 9. Net Operating Losses	6 Months Ended
Nov. 30, 2013
Notes
Note 9. Net Operating Losses	NOTE 9. NET OPERATING LOSSES As of November 30, 2013, the Company has a net operating loss carry-forward of $3,661,083, which will expire 20 years from the date the loss was incurred.